Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES VIII
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
A T B C | Fidelity Advisor Overseas Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fas_SupplementTextBlock	Supplement to the
Fidelity Advisor® Overseas Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor Overseas Fund from 0.45% to 0.424%.

The following information replaces similar information for the fund found in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.39%	0.30%	0.39%	0.39%
Total annual operating expenses	1.35%	1.51%	2.10%	2.10%
	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 705	$ 705	$ 498	$ 498	$ 713	$ 213	$ 313	$ 213
3 years	$ 978	$ 978	$ 810	$ 810	$ 958	$ 658	$ 658	$ 658
5 years	$ 1,272	$ 1,272	$ 1,145	$ 1,145	$ 1,329	$ 1,129	$ 1,129	$ 1,129
10 years	$ 2,105	$ 2,105	$ 2,088	$ 2,088	$ 2,150	$ 2,150	$ 2,431	$ 2,431